Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Unamortized Discount	$ 402	$ 451	$ 647
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	8,000,000	8,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000	37,000,000	37,000,000
Common Stock, Shares, Issued	32,320,891	12,915,343	12,915,343
Common Stock, Shares, Outstanding	32,320,891	12,915,343	12,915,343
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized		0	0
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Convertible Preferred Stock Series B [Member]
Preferred Stock, Shares Issued	0	5,400,000	0
Preferred Stock, Shares Outstanding	0	5,400,000	0